Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Terms and Conditions, Relating to the Grants of the Non-vested Stock Award under the Equity Compensation Plan
A summary of the terms and conditions, properly approved by the Compensation Committee of our Board of Directors, relating to the grants of the non-vested
stock award under the equity compensation plan is as follows:

Grant date	Number of instruments	Vesting conditions	Contractual life
February, 2016	147,000	15% first three anniversaries 25% fourth 30% fifth anniversary	5 years
February, 2016	63,000	Fifth anniversary	5 years
February, 2018	21,556	7% first month 31% first three anniversaries	3 years
February, 2018	14,379	33% first three anniversaries	3 years
February, 2018	1,316	15% first three anniversaries 25% fourth 30% fifth anniversary	5 years
July, 2018	6,104	Third anniversary	3 years
February, 2019	15,951	1% first month 33% first three anniversaries	3 years
June, 2019	9,256	33% first three anniversaries	3 years
June, 2019	977	33% first three anniversaries	3 years
August, 2019	1,039	33% first three anniversaries	3 years
December, 2019	1,724	100% first anniversary	1 year
February, 2020	24,650	1% first month 33% first three anniversaries	3 years
December, 2020	3,551	100% first anniversary	1 year
February, 2021	32,852	20% first five anniversaries	5 years
February, 2021	103,802	33% first three anniversaries	3 years
April, 2021	1,145	33% first three anniversaries	3 years

Summary of Non-vested Stock Award Activity
A summary of the
non-vested
stock award activity under the plan as of December 31, 2021, 2020 and 2019 with changes during these years is as follows (in number of shares):

	2021	2020	2019
Non-vested as of January 1	153,921	211,205	271,904
Granted	137,799	28,201	28,947
Vested	(132,880)	(83,409)	(80,170)
Forfeited	(1,017)	(2,076)	(9,476)

Non-vested as of December 31	157,823	153,921	211,205